Stock Based Compensation Plans: (Details 3)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock Based Compensation Plans Details 3 [Abstract]
Risk free interest rate	0.34%	0.29%
Expected term	2 years	2 years 329 days
Expected volatility	59.00%	65.00%
Dividend yield	0.00%	0.00%